Income Tax - Summary of Temporary Differences (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period	$ 1,553,164	$ 979,448
Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period - finite	$ 660,042	$ 463,605
Expiry Date Range	5 years	5 years
Non-capital losses available for future period	$ 6,473,993	$ 4,602,150
Expiry Date Range	No expiry date	No expiry date